Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 11,245	$ 24,765
Amounts receivable	2,672	1,208
Taxes recoverable	3,737	3,364
Prepaid expenses and other assets	1,671	962
Inventory	6,260	5,179
Total current assets	25,585	35,478
Exploration and evaluation assets	49,804	11,053
Plant, equipment and mining properties	44,056	35,675
Long-term investments	1,746	3,939
Other assets	5	133
Total assets	121,196	86,278
Current liabilities
Accounts payable and accrued liabilities	9,469	3,260
Amounts due to related parties	28	163
Taxes payable	895	31
Note payable	4,926	0
Current portion of warrant liability	475	0
Current portion of finance lease obligations	971	389
Total current liabilities	16,764	3,843
Finance lease obligations	745	680
Warrant liability	0	741
Reclamation provision	445	726
Deferred income tax liabilities	5,221	1,781
Total liabilities	23,175	7,771
EQUITY
Share capital	145,515	129,953
Equity reserves	9,852	9,573
Treasury shares (14,180 shares, at cost)	(97)	(97)
Accumulated other comprehensive loss	(5,223)	(4,969)
Accumulated deficit	(52,026)	(55,953)
Total equity	98,021	78,507
Total liabilities and equity	$ 121,196	$ 86,278